CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash And Due From Banks		$ 394,035	$ 402,857
Money market investments:
Time deposits with other banks		4,171,048	5,255,119
Total money market investments		4,171,048	5,255,119
Trading account debt securities, at fair value:
Pledged securities with creditors' right to repledge		598	625
Other trading securities		37,189	33,301
Debt securities available-for-sale, at fair value:
Pledged securities with creditors' right to repledge		280,502	393,634
Other investment securities available-for-sale		13,019,682	9,783,289
Debt securities held-to-maturity, at amortized cost (fair value 2018 - $102,653; 2017 - $97,501)		101,575	107,019	[1]
Equity securities (realizable value 2018 -$159,821); (2017 - $168,417)		155,584	165,103
Loans held-for-sale, at lower of cost or fair value		51,422	132,395
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		26,663,713	24,423,427
Loans covered under loss-sharing agreements with the FDIC		0	517,274
Less - Unearned income		155,824	130,633
Allowance for loan losses		569,348	623,426
Total loans held-in-portfolio, net		25,938,541	24,186,642
FDIC loss-share asset		0	45,192
Premises and equipment, net		569,808	547,142
Accrued income receivable		166,022	213,844
Mortgage servicing assets, at fair value		169,777	168,031
Other Assets		1,714,134	1,991,323
Goodwill		671,122	627,294
Other intangible assets		26,833	35,672
Total assets		47,604,577	44,277,337
Deposits:
Non-interest bearing		9,149,036	8,490,945
Interest bearing		30,561,003	26,962,563
Total deposits		39,710,039	35,453,508
Assets sold under agreements to repurchase		281,529	390,921
Other short-term borrowings		42	96,208
Notes payable		1,256,102	1,536,356
Other liabilities		921,808	1,696,439
Total liabilities		42,169,520	39,173,432
Commitments and contingencies
Stockholders' equity:
Preferred stock, 30,000,000 shares authorized; 2,006,391 shares issued and outstanding		50,160	50,160
Common stock, $0.01 par value; 170,000,000 shares authorized; 104,320,303 shares issued (2017 - 104,238,159) and 99,942,845 shares outstanding (2017 - 102,068,981)		1,043	1,042
Surplus		4,365,606	4,298,503
Retained earnings		1,651,731	1,194,994
Treasury stock - at cost, 4,377,458 shares (2017 - 2,169,178)		(205,509)	(90,142)
Accumulated other comprehensive loss, net of tax		(427,974)	(350,652)
Total stockholders' equity		5,435,057	5,103,905
Total liabilities and stockholders' equity		47,604,577	44,277,337
Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		136,705	169,260
Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Loans covered under loss-sharing agreements with the FDIC	[2],[3]		517,274
Other real estate owned		$ 0	$ 19,595

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]
Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

[3]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.